SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Options outstanding	17,528,541
Granted	0	8,134,375	6,274,166
Forfeited	(147,235)
Expired	(2,465)
Exercised	(2,119,700)
Options outstanding	15,259,141	17,528,541
Options vested or expected to vest	17,037,682
Options exercisable	11,902,422
Weighted Average Exercise Price
Options outstanding	$ 0.50
Granted	0
Forfeited	0.59
Expired	0.15
Exercised	0.50
Options outstanding	0.50	$ 0.50
Options vested or expected to vest	0.44
Options exercisable	$ 0.47
Weighted Average Remaining Contract Life
Options outstanding	6 years 5 months 16 days
Options vested or expected to vest	5 years 9 months 14 days
Options exercisable	6 years 18 days
Aggregate Intrinsic Value
Options outstanding	$ 4,304,907
Options vested or expected to vest	5,691,147
Options exercisable	$ 3,691,299